RENTAL INVENTORY, NET (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Inventory [Line Items]
Rental inventory, gross	$ 748,160	$ 748,160
Accumulated depreciation	(223,127)	(204,423)
Rental inventory, net	$ 525,033	543,737
Collapsible Containers [Member]
Inventory [Line Items]
Inventory estimated useful life	10 years
Rental inventory, gross	$ 460,000	460,000
Actuators [Member]
Inventory [Line Items]
Inventory estimated useful life	10 year
Rental inventory, gross	$ 237,676	237,676
Genny's [Member]
Inventory [Line Items]
Inventory estimated useful life	10 years
Rental inventory, gross	$ 50,484	$ 50,484